Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Long-Term Debt

Long-term debt as at December 31 was comprised of:

	Rate of Interest (%)	Maturity	2019	2018
Notes [1]
	6.750	January 15, 2019	-	500
	6.500	May 15, 2019	-	500
	4.875	March 30, 2020	500	500
	3.150	October 1, 2022	500	500
	3.500	June 1, 2023	500	500
	3.625	March 15, 2024	750	750
	3.375	March 15, 2025	550	550
	3.000	April 1, 2025	500	500
	4.000	December 15, 2026	500	500
	4.200	April 1, 2029	750	-
	4.125	March 15, 2035	450	450
	7.125	May 23, 2036	300	300
	5.875	December 1, 2036	500	500
	5.625	December 1, 2040	500	500
	6.125	January 15, 2041	500	500
	4.900	June 1, 2043	500	500
	5.250	January 15, 2045	500	500
	5.000	April 1, 2049	750	-
Debentures [1]	7.800	February 1, 2027	125	125
Other			33	10
			8,708	8,185
Add net unamortized fair value adjustments			424	444
Less net unamortized debt issue costs			(77)	(55)
			9,055	8,574
Less current maturities			(508)	(1,000)
Less current portion of net unamortized fair value adjustments			-	(1)
Add current portion of net unamortized debt issue costs			6	6
			(502)	(995)
			8,553	7,579

1  Each series of notes and debentures is unsecured and has no sinking fund requirements prior to maturity. Each series is redeemable and has various provisions that allow redemption prior to maturity, at our option, at specified prices.

Disclosure of reconciliation of liabilities arising from financing activities [text block]

The following is a summary of changes in liabilities arising from financing activities:

	Short-Term Debt	Current
	and Current	Portion of
	Portion of	Lease	Long-Term	Lease
	Long-Term Debt [1]	Liabilities	Debt	Liabilities	Total
Balance – December 31, 2018	1,624	8	7,579	12	9,223
Adoption of IFRS 16 (Note 15)	-	196	-	863	1,059
Debt acquired (Note 4)	145	20	3	91	259
Cash flows [1]	(794)	(184)	1,461	75	558
Reclassifications	500	178	(500)	(178)	-
Foreign currency translation and other non-cash changes	3	(4)	10	(4)	5
Balance – December 31, 2019	1,478	214	8,553	859	11,104
Balance – December 31, 2017	730	-	3,711	-	4,441
Debt acquired in Merger (Note 4)	870	8	4,918	12	5,808
Cash flows [1]	(927)	-	(12)	-	(939)
Reclassifications	1,023	-	(1,023)	-	-
Foreign currency translation and other non-cash changes	(72)	-	(15)	-	(87)
Balance – December 31, 2018	1,624	8	7,579	12	9,223
1 Cash inflows and cash outflows are presented on a net basis.